Earnings Per Share ("EPS") (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net earnings (loss)	$ 111.5	$ (103.7)
Weighted average shares outstanding Basic (shares)	363,361	326,540
Basic earnings (loss) per share (in USD per share)	$ 0.31	$ (0.32)
Effect of dilutive securities:
Stock options (shares)	40	0
Weighted average shares outstanding Diluted (shares)	363,401	326,540
Diluted earnings (loss) per share (in USD per share)	$ 0.31	$ (0.32)